Note 17 - Restructuring - Summary of Restructuring and Related Costs (Details) (Parentheticals)	Dec. 31, 2023
Restructuring Incurred Cost Statement of Income or Comprehensive Income Extensible Enumeration Not Disclosed Flag	RestructuringIncurredCostStatementOfIncomeOrComprehensiveIncomeExtensibleEnumerationNotDisclosedFlag